Employee Benefits - Additional Information (Detail) € / shares in Units, € in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Jan. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Jun. 30, 2025 € / shares	Feb. 28, 2025 € / shares	Aug. 31, 2024 € / shares	Dec. 31, 2021 € / shares	Nov. 23, 2021 € / shares	Oct. 01, 2021 € / shares	Sep. 30, 2021 € / shares	Sep. 16, 2021 € / shares
Employee Benefits [Line Items]
Par value per share							€ 0.25	€ 0.37	€ 1.24
Share-based payments | €				€ 1,746	€ 2,837	€ 13,307
Exercise price of outstanding share options				€ 10
Number of share options outstanding in share-based payment arrangement | shares			13,081,328	960,776	8,775,326	9,721,609
Increase decrease through share based payment transactions, Equity | €				€ 2,096	€ 3,826	€ 16,672
Revenue | €				€ 145,120	€ 163,943	€ 143,769
Granted | shares				1,704,758	3,543,040	2,463,890
Class A Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				€ 2.4	€ 0.12	€ 0.12					€ 0.12		€ 0.12	€ 0.5
Class B Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				€ 24	€ 1.2	€ 1.2
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 0	€ 143	€ 2,915
Exercise price of outstanding share options				€ 0.042	€ 0.0021	€ 0.0021
Number of share options outstanding in share-based payment arrangement | shares			6,238,316	23,914	1,932,862	3,003,867
Granted | shares				0	0	38,610
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share				€ 0.12						€ 0.5
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Exercise price of outstanding share options				€ 0.5
Number of share options outstanding in share-based payment arrangement | shares			1,285,619	31,537	675,691	910,382
Date of grant of share based payment arrangement				May 1, 2020
Granted | shares		20,000		0	0	0
Maximum discount granted to each employee to purchase shares		15.00%
Employee Stock Option Plan [Member] | Class A Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				€ 2.4
Employee Stock Option Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		1.00%
Employee Stock Option Plan [Member] | Top of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		10.00%
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options				€ 38.6	€ 1.93	€ 1.93
Number of share options outstanding in share-based payment arrangement | shares			1,033,609	50,680	1,013,609	1,013,609
Granted | shares				0	0	0
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 1,549	€ 2,253	€ 11,289
Number of share options outstanding in share-based payment arrangement | shares			2,027,765	783,489	2,333,924	2,984,802
Granted | shares				1,704,758	1,822,625	2,425,280
Restricted Stock Units for Employees [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2026 years
Restricted Stock Units for Employees [Member] | Top of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2028 years
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Share-based payments | €				€ 397	€ 1,006	€ 1,508
Number of share options outstanding in share-based payment arrangement | shares			2,000,000	61,906	2,596,440	1,458,334
Granted | shares				0	1,720,415	0
Restricted Stock Units for Management [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2026 years
Restricted Stock Units for Management [Member] | Top of range [member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options				2028 years
Two Thousand and Twenty One Management Stock Option Plan [Member] | Class A Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				€ 2.4
Two Thousand and Twenty One Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share				€ 0.12								€ 0.5
Number of years from closing during which options will be available for execution in exchange for shares				10 years
Two Thousand and Twenty One Management Stock Option Plan [Member] | Based on Exchange Ratio [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares				240.990795184659
Two Thousand and Twenty Two Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share				€ 0.00042
Two Thousand and Twenty Two Management Stock Option Plan [Member] | Management Stock Option Plan [Member] | Class A Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				0.0021
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share				0.12						€ 0.5
Exercise price of outstanding share options				€ 466.24
Exchange Ratio				240.990795184659
Weighted average remaining contractual life of outstanding share options				5 years
Weighted average share price				€ 8.66
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member] | Class A Ordinary Shares [Member]
Employee Benefits [Line Items]
Par value per share				2.4
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member] | Class B Ordinary Shares [Member]
Employee Benefits [Line Items]
Maximum number of shares that shall underlie all of the options under the plan | shares	50,680
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options				€ 1.93
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Weighted average share price				€ 25
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Weighted average share price				€ 25
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Revenue | €				€ 1,000,000
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price				€ 30
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement				50.00%